Trade and other payables - Narrative (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Line Items]
Marketing costs	€ 5.4	€ 5.2	€ 4.1
Low
Trade And Other Payables [Line Items]
Trade payables settlement period	70 days
High
Trade And Other Payables [Line Items]
Trade payables settlement period	80 days